Summary of Principal Accounting Policies - Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Principal Accounting Policies
Net income attributable to Noah Holdings Limited shareholders	¥ 1,009,494	$ 142,185	¥ 976,571	¥ 1,314,131
Transfers from (to) the non-controlling interests:
Decrease in Noah's equity by acquiring equity interests from non-controlling interests				(187,090)
Increase (decrease) in Noah's equity from divestment of non-controlling interests			(10,315)	3,547
Increase in Noah's capital from contribution of non-controlling interests				15,689
Decrease in Noah's equity from distributions to non-controlling interests	(16,049)	(2,260)	(6,500)
Net transfers to non-controlling interests	(16,049)	(2,260)	(16,815)	(167,854)
Change from net income attributable to Noah Holdings Limited shareholders and transfers to non-controlling interests	¥ 993,445	$ 139,925	¥ 959,756	¥ 1,146,277